DISCONTINUED OPERATIONS - Schedule of Disposal of Discontinued Operations (Details) (USD $)	3 Months Ended		9 Months Ended		13 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Aug. 31, 2011
Proceeds from sale of Capital Hoedown						$ 500,000
Total loss from discontinued operations, net of tax		(1,874,969)	(50,298)	(2,995,376)	802,367
Discontinued Operations
Proceeds from sale of Capital Hoedown		500,000		500,000
Liabilities of former subsidiaries assumed by CII		554,546		554,546
Gain on disposal of discontinued operations, net of tax				1,054,546
Loss from discontinued operations			(50,298)	(4,049,922)
Total loss from discontinued operations, net of tax				$ (2,995,376)